Consolidated Balance Sheets In Thousands	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
ASSETS
Cash and cash equivalents	$ 3,420,587		3,867,316,000		2,695,569,000
Restricted cash	2,971,400		3,359,465,000		6,050,241,000
Interest-bearing deposits in other banks	873,349		987,408,000		466,890,000
Call loans and securities purchased under resale agreements	2,520,369		2,849,529,000		2,036,142,000
Trading assets	5,381,933		6,084,813,000		7,721,555,000
Investments	29,994,175		33,911,415,000		33,245,391,000
Loans (net of allowance for loan losses of (Won)3,341,046 million in 2009 and (Won)4,247,326 million ($ 3,756,701 thousand) in 2010)	170,658,959	[1]	192,947,019,000	[1]	193,454,326,000	[1]
Due from customers on acceptances	1,661,233		1,878,190,000		1,895,444,000
Premises and equipment, net	1,307,436		1,478,187,000		1,617,151,000
Accrued interest and dividends receivable	846,229		956,746,000		1,029,257,000
Security deposits	1,239,580		1,401,469,000		1,405,638,000
Goodwill	518,224		585,904,000		579,450,000
Other intangible assets, net	243,517		275,320,000		190,715,000
Other assets	1,034,160		1,169,221,000		1,467,663,000
Total assets	222,671,151		251,752,002,000		253,855,432,000
Deposits:
Interest bearing	156,418,006		176,846,197,000		166,078,921,000
Non-interest bearing	2,725,931		3,081,938,000		3,104,147,000
Call money	535,466		605,398,000		1,364,516,000
Trading liabilities	2,891,784		3,269,451,000		4,246,104,000
Acceptances outstanding	1,661,233		1,878,190,000		1,895,444,000
Other borrowed funds	7,761,543		8,775,200,000		8,176,286,000
Accrued interest payable	3,275,539		3,703,325,000		3,819,342,000
Secured borrowings	2,344,833		2,651,069,000		4,669,728,000
Long-term debt	26,605,460		30,080,132,000		39,569,909,000
Other liabilities	3,383,651		3,825,556,000		3,354,760,000
Total liabilities	207,603,446		234,716,456,000		236,279,157,000
TOTAL EQUITY
Common stock ((Won)5,000 par value, authorized 1 billion shares, 386,351,693 shares issued and 343,028,989 shares outstanding at 2009 and 2010)	1,708,614		1,931,758,000		1,931,758,000
Additional paid-in capital	6,377,333		7,210,213,000		7,200,553,000
Retained earnings	8,930,583		10,096,917,000		10,778,124,000
Accumulated other comprehensive income net of tax	330,058		373,163,000		244,651,000
Less: Treasury stock, at cost, 43,322,704 shares at 2009 and 2010	(2,313,389)		(2,615,518,000)		(2,615,518,000)
Total stockholders' equity	15,033,199		16,996,533,000		17,539,568,000
Noncontrolling interests	34,506		39,013,000		36,707,000
Total equity	15,067,705		17,035,546,000		17,576,275,000
Total liabilities and equity	$ 222,671,151		251,752,002,000		253,855,432,000

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).